Equity - Narrative (Details) - $ / shares shares in Millions		3 Months Ended				12 Months Ended
	Feb. 12, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Treasury stock acquired (in shares)						22.1	16.8
Treasury stock acquired, average cost per share (in USD per share)						$ 109.92	$ 87.80
Stock cancelled during period (in shares)						25.5	11.0
Cash dividends declared (in USD per share)		$ 0.27	$ 0.27	$ 0.27	$ 0.27
Subsequent event
Class of Stock [Line Items]
Cash dividends declared (in USD per share)	$ 0.40